Taxation (Net deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provisions	$ 54.9	$ 0.6
Net operating losses carry forward	221.5	77.5
Interest carry forward	0.0	29.6
Property, plant and equipment	174.5	0.0
Other	3.6	5.3
Gross deferred tax assets	454.5	113.0
Valuation allowance	(451.6)	(107.1)
Deferred tax asset, net of valuation allowance	2.9	5.9
Property, plant and equipment	0.0	0.1
Unremitted earnings of subsidiaries	0.6	1.7
Gross deferred tax liabilities	0.6	1.8
Net deferred tax asset	$ 2.3	$ 4.1